Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 123,693,628	$ 114,581,814		$ 4,125,872			$ 3,730,484
Financial liabilities	$ 114,624,313	$ 103,249,185		3,823,359			3,361,523
Exchange Rate	US$1=NT$29.98	US$1=NT$30.715	US$1=NT$29.76
Exchange Rate	US$1=NT$29.98	US$1=NT$30.715	US$1=NT$29.76
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				1,189,539	¥ 35,662,384		1,299,391	¥ 39,910,801
Financial liabilities				1,211,472	¥ 36,319,926		1,216,654	¥ 37,369,521
Exchange Rate	US$1=CNY6.9762	US$1=CNY6.8632
Exchange Rate	US$1=CNY6.9762	US$1=CNY6.8632
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,833,605	$ 1,227,583				¥ 13,889,872			¥ 4,412,591
Financial liabilities	$ 4,037,478	$ 2,059,131				14,628,543			7,401,621
Exchange Rate	JPY1=NT$0.2760	JPY1=NT$0.2782
Exchange Rate	JPY1=NT$0.2760	JPY1=NT$0.2782
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				212,904		771,392	1,827,400		6,568,657
Financial liabilities				$ 225,197		¥ 815,929	$ 1,957,333		¥ 7,035,704
Exchange Rate	JPY1=US$0.0092	JPY1=US$0.0091
Exchange Rate	JPY1=US$0.0092	JPY1=US$0.0091